UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
           ------------------------------------------------
Address:   33 Cavendish Square, 16th Floor
           ------------------------------------------------
           London, W1G OPW, United Kingdom
           ------------------------------------------------

Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul Leary
        --------------------------------------------------------
Title:  Director of Centaurus Capital Limited, in its capacity as General Partner of Centaurus Capital LP
        --------------------------------------------------------
Phone:  011 44 20 7 852 3800
        --------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

         /s/ Paul Leary             London, United Kingdom          May 15, 2012
------------------------------  ---------------------------------  -------------
           [Signature]                   [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      387,884
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number     Name

1            028-11857                Centaurus Capital Limited




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ADVANCE AMER CASH ADVANCE CT   COM            00739W107    9,716   928,900 SH       OTHER      1           0   928,900    0
ASIAINFO-LINKAGE INC           COM            04518A104   11,257   893,379 SH       OTHER      1           0   893,379    0
ASM INTL N V                   NY Register SH N07045102    2,807    73,086 SH       OTHER      1           0    73,086    0
CHINA REAL ESTATE INFO CORP    ADR            16948Q103      343    66,441 SH       OTHER      1           0    66,441    0
CHINA TRANSINFO TECHNOLOGY COR COM            169453107    1,043   215,058 SH       OTHER      1           0   215,058    0
COGDELL SPENCER INC            COM            19238U107    7,072 1,668,000 SH       OTHER      1           0 1,668,000    0
CONVIO INC                     COM            21257W105    3,442   222,501 SH       OTHER      1           0   222,501    0
CRYPTOLOGIC LTD                SHS            G3159C109      291   115,334 SH       OTHER      1           0   115,334    0
CVR ENERGY INC                 COM            12662P108   14,274   533,600 SH       OTHER      1           0   533,600    0
EL PASO CORP                   COM            28336L109   24,541   830,500 SH       OTHER      1           0   830,500    0
FUSHI COPPERWELD INC           COM            36113E107    7,982 1,057,284 SH       OTHER      1           0 1,057,284    0
HARLEYSVILLE GROUP INC         COM            412824104    1,616    28,000 SH       OTHER      1           0    28,000    0
ILLUMINA INC                   COM            452327109   29,370   558,250 SH       OTHER      1           0   558,250    0
MEDCO HEALTH SOLUTIONS INC     COM            58405U102   60,634   862,500 SH       OTHER      1           0   862,500    0
MOTOROLA MOBILITY HLDGS INC    COM            620097105   26,409   673,000 SH       OTHER      1           0   673,000    0
PARLUX FRAGANCES INC           COM            701645103    6,114 1,103,678 SH       OTHER      1           0 1,103,678    0
PRESTIGE BRANDS HLDGS INC      COM            74112D101   27,068 1,548,509 SH       OTHER      1           0 1,548,509    0
SERACARE LIFE SCIENCES INC D   COM            81747T104      704   176,982 SH       OTHER      1           0   176,982    0
SOLUTIA INC                    COM NEW        834376501   44,414 1,589,608 SH       OTHER      1           0 1,589,608    0
THOMAS & BETTS CORP            COM            884315102   37,968   528,000 SH       OTHER      1           0    37,968    0
TUDOU HLDGS LTD                COM NEW        89903T107    3,147   106,583 SH       OTHER      1           0     3,147    0
VENOCO INC                     COM            92275P307   11,780 1,086,743 SH       OTHER      1           0    11,780    0
ZHONGPIN INC                   COM            98952K107    2,148   190,933 SH       OTHER      1           0     2,148    0
ZOLL MED CORP                  COM            989922109   53,744   580,200 SH       OTHER      1           0    53,744    0